UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number      811-08795
40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)
11825 North Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)
Jeffrey M. Stautz
11825 North Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-825-1530
Date of fiscal year end:    June 30
Date of reporting period:    June 30, 2009

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009
     There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the registrant was entitled to vote.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant       40|86 Strategic Income Fund

By (Signature and Title)*	/s/ Richard W. Burke Richard W. Burke, President
(Principal Executive Officer)
Date         August 18, 2009

*	Print the name and title of each signing officer under his or her signature.